[GRAPHIC OMITTED]

Smith Barney Principal
Return Fund

Zeros and
Appreciation
Series 1998

------------------
SEMI-ANNUAL REPORT
------------------

May 31, 1998

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.(sm)

Smith Barney
Principal Return
Fund

[PHOTO OMITTED]                  [PHOTO OMITTED]
HEATH B. MCLENDON                HARRY D. COHEN

Chairman                         Vice President and
                                 Investment Officer

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Smith Barney Principal Return Fund -- Zeros and Appreciation Series 1998 ("Fund") for the period ended May 31, 1998. For your convenience, we have summarized the Fund's investment strategy over this time and discussed some of the Fund's holdings in greater detail. A more comprehensive summary of performance and current holdings can be found in the appropriate sections of this report.

Performance Update

The six-month total return of 6.90% posted by the Fund resulted primarily from the appreciation of the stock portion of the Fund, which comprises roughly 30% of total assets. For the six months ended May 31, 1998, the stock market, as measured by the Standard & Poor's 500 Composite Index,* had a total return of 14.17%. Over the same time period, the bond market, as measured by the Lehman Brothers Intermediate Term Government Bond Index,** generated a total return of 3.53%.

Market Overview

The stock market continued to post impressive returns over the last six months. As a whole, corporate profits met revised expectations although profit growth has continued to slow. Interest rates, which have declined recently due to the Asian crises, were virtually unchanged during the reporting period. Finally, strong inflows of money into mutual funds and an almost frenzied level of mergers and acquisitions continued to push stock prices higher. Recent market volatility stems from a heightened concern over the profit impact from the events in Asia coupled with a "highly valued" market working off some of the excesses built up since the start of the year. Please keep in mind that the upcoming termination date of this Fund is having an impact on our buy and sell decisions. Over the past several months, we have used unusual market strength to reduce many positions.

----------
* The S&P 500 Index is a capitalization-weighted measure of 500 widely held common stocks.

** The Lehman Brothers Intermediate Term Government Bond Index is comprised of approximately 1,000 issues of U.S. Government Treasury and Agency Securities.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                             1

Investment Strategy

As noted in the "Special Shareholder Notice" which follows this letter, the core of the stock portion of the Fund's portfolio consists of high quality growth stocks with dominant market positions, global franchises, seasoned and respected management teams and excellent balance sheets. The Fund's top ten holdings have changed slightly during the reporting period. Allstate Corp., a leading provider of auto and home insurance, remains the Fund's single largest holding. The only significant addition is Ralston Purina, a company with leadership positions in pet foods and batteries. We believe that Ralston Purina is undervalued, that core volumes are growing strongly and that significant value creating events are possible over the long term. Pharmaceutical companies such as Bristol Myers, Johnson & Johnson and Merck, which we highlighted in our last shareholder letter, also remain top Fund holdings. Finally, we have started to re-emphasize the energy sector with sizable positions in Exxon and Mobil.

Market Outlook

We believe that current market conditions warrant a conservative investment approach. With valuation levels at or near record levels, the market remains susceptible to any negative news, while already discounting the positives. Profit growth is slowing due to significant global overcapacity, and fewer benefits from corporate restructuring which have been one of the drivers of earnings growth over the last several years. Fortunately, interest rates should remain favorable as the economy slows over the next several months. Furthermore, excess global capacity and worldwide competition should help keep inflationary pressures dormant.

In closing, thank you for investing in the Smith Barney Principal Return Fund -- Zeros and Appreciation Series 1998. We look forward to continuing to help you pursue your financial goals in the future.

Sincerely,


/s/ Heath B. McLendon                        /s/ Harry D. Cohen

Heath B. McLendon                            Harry D. Cohen
Chairman                                     Vice President and
                                             Investment Officer

June 24, 1998


--------------------------------------------------------------------------------
2                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                           Special Shareholder Notice

As you know, the Fund will mature on August 31, 1998. The Fund seeks to return the principal amount of your original investment (including any sales charge paid) by investing a portion of its assets in zero coupon bonds. In addition, the Fund, to the extent consistent with its objective, seeks to provide long-term capital appreciation by investing the balance of its assets primarily in stocks.

The core of the stock portion of the Fund's portfolio consists of high-quality growth stocks with dominant market positions, global franchises, seasoned and respected management teams and excellent balance sheets. Around this core, the Fund's manager looks for special situations such as restructuring candidates or undervalued securities.

We hope you have been pleased with the consistent returns provided by the Smith Barney Principal Return Fund -- Zeros and Appreciation Series 1998. If you were satisfied by the investment approach followed by the stock portion of the Fund, you may want to consider investing in the Smith Barney Appreciation Fund, which is also managed by Harry D. "Hersh" Cohen, the manager of Zeros and Appreciation Series 1998. Hersh has successfully managed the Appreciation Fund since January 1979, which has provided investors with consistent long-term capital growth through all market cycles. A letter was sent to you in late June encouraging you to consider investing in the Smith Barney Appreciation Fund.

You may exchange into the Smith Barney Appreciation Fund, or any other Smith Barney Mutual Fund, until August 31, 1998 free of charge. For more information about any of the more than 50 Smith Barney Mutual Funds, including sales charges and expenses please call your Smith Barney Financial Consultant for a copy of a prospectus for any fund you may wish to invest in. Please read it carefully before you invest or send money.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                             3

--------------------------------------------------------------------------------
          Hypothetical Analysis of a $10,000 Investment in Smith Barney
           Principal Return Fund -- Zeros and Appreciation Series 1998
                  from January 25, 1991* through May 31, 1998

This table illustrates a hypothetical analysis of an initial investment in the Smith Barney Principal Return Fund -- Zeros and Appreciation Series 1998. The key factors behind this analysis are:

      o Initial Investment on January 25, 1991                      $10,000
      o Maximum offering price per share including
          5% sales charge at time of investment                       $8.00
      o Initial Shares Purchased                                      1,250

                 Income/
              Capital Gain        Reinvest        Additional        Cumulative
Year            Dividend             NAV            Shares            Shares
----            --------             ---            ------            ------
1991*                                                                1,250.00
1992            $0.4300             $8.43             63.76          1,313.76
1993             0.5004              8.68             75.74          1,389.50
1994             1.3443              8.14            230.26          1,619.76
1995             1.2279              7.31            283.47          1,903.23
1996             1.2191              7.65            319.58          2,222.81
1997             0.5300              7.88            149.50          2,372.31
1998             0.3900              7.55            122.54          2,494.85

 * Commencement of operations.
** NAV represents an average of several distributions made during the period.

Please note that this hypothetical analysis assumes reinvestment of all distributions and a full redemption from the Fund as of May 31, 1998 at a net asset value of $7.99 per share. A shareholder's initial investment of $10,000 at a maximum offering price per share of $8.00 would result in an ending share balance of 2,494.85 shares at a value of $19,933.85. The $9,933.85 increase over the cost basis consists of $9,688.65 in dividends and capital gain distributions received throughout the life of the investment, and a net capital gain at the time of redemption of $245.20 (representing a long-term gain of $174.83 and a short-term gain of $70.37.) The cumulative total return, including the deduction of the 5% sales charge, on this investment is 99.34%, and the average annual total return is 9.84%.

Past performance is not indicative of future results.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
4                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                       Net Asset Value
                   -----------------------
                   Beginning       End          Income        Capital Gain         Total
Period Ended       of Period    of Period      Dividends      Distributions      Returns(1)
===========================================================================================
5/31/98                $7.86        $7.99          $0.39            $0.00            6.90%+
-------------------------------------------------------------------------------------------
11/30/97                7.52         7.86           0.01             0.52           11.60
-------------------------------------------------------------------------------------------
11/30/96                7.91         7.52           0.78             0.44           11.03
-------------------------------------------------------------------------------------------
11/30/95                7.75         7.91           0.40             0.83           19.93
-------------------------------------------------------------------------------------------
11/30/94                9.38         7.75           0.45             0.89           (3.69)
-------------------------------------------------------------------------------------------
11/30/93                9.02         9.38           0.40             0.10            9.99
-------------------------------------------------------------------------------------------
11/30/92                8.40         9.02           0.43             0.00           12.86
-------------------------------------------------------------------------------------------
1/25/91*-11/30/91       7.60         8.40           0.00             0.00           10.53+
===========================================================================================
Total                                              $2.86            $2.78
===========================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                                  Without             With
                                              Sales Charge(1)    Sales Charge(2)
================================================================================
Six Months Ended 5/31/98+                          6.90%             1.60%
--------------------------------------------------------------------------------
Year Ended 5/31/98                                13.23              7.53
--------------------------------------------------------------------------------
Five Years Ended 5/31/98                           9.60              8.48
--------------------------------------------------------------------------------
1/25/91* through 5/31/98                          10.61              9.84
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                                    Without
                                                                Sales Charge(1)
================================================================================
1/25/91* through 5/31/98                                           109.83%
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, shares reflect the deduction of the maximum initial sales charge of 5.00%.

*     Commencement of operations.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                             5

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                   Growth of $10,000 Invested in Shares of the
            Zeros and Appreciation Series 1998 vs. S&P 500 Index and
            Lehman Brothers Intermediate Term Government Bond Index+
--------------------------------------------------------------------------------

                            January 1991 -- May 1998

   [The following table was depicted as a line chart in the printed material.]

           Principal Return
               Zeros and                         Lehman Bros.
             Appreciation       S&P 500       Intermediate Term
             Series 1998         Index        Gov't. Bond Index
             -----------         -----        -----------------
1/25/91         9500             10000              10000
11/91          10500             13219              11026
11/92          11850             13292              11921
11/93          13034             14633              13011
11/94          12558             14787              12795
11/95          15055             20258              14544
11/96          16716             26294              15115
11/97          18646             33789              16064
5/31/98        19934             38881              16631

+ Hypothetical illustration of $10,000 invested in shares of the Zeros and Appreciation Series 1998 from January 25, 1991 (commencement of operations), assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through May 31, 1998. The Standard & Poor's 500 Index ("S&P 500 Index") is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The Lehman Brothers Intermediate Term Government Bond Index is comprised of approximately 1,000 issues of U.S. government treasury and agency securities. The indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


--------------------------------------------------------------------------------
6                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                                    May 31, 1998
--------------------------------------------------------------------------------

Common Stock Industry Breakdown
(as a percentage of total common stocks)

   [The following table was depicted as a pie chart in the printed material.]

Basic Industries              4.5%
Telecommunications            4.9%
Technology                   13.2%
Health Care                  11.1%
Financial Services           21.6%
Capital Goods                10.1%
Consumer Durables             3.4%
Consumer Non-Durables         8.8%
Consumer Services            11.5%
Diversified Conglomerates     1.6%
Energy                        9.3%

                                                              Percentage of
Top Ten Holdings                                            Total Investments
================================================================================
U.S. Treasury Strips                                               65.0%
Allstate Corp.                                                      1.1
Bristol-Myers Squibb Co.                                            0.8
General Electric Co.                                                0.8
American International Group, Inc.                                  0.7
Johnson & Johnson                                                   0.7
Mobil Corp.                                                         0.7
Household International Inc.                                        0.6
Merck & Co., Inc.                                                   0.6
Unilever NV                                                         0.6
================================================================================


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                             7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                 May 31, 1998
--------------------------------------------------------------------------------

   SHARES                              SECURITY                          VALUE
================================================================================
COMMON STOCK -- 27.9%
Basic Industries -- 1.3%
         5,500   E.I. du Pont de Nemours & Co.                        $  423,500
         4,000   Mead Corp.                                              124,500
         6,000   Olin Corp.                                              259,500
         8,000   The St. Joe Co.                                         239,500
--------------------------------------------------------------------------------
                                                                       1,047,000
--------------------------------------------------------------------------------
Capital Goods -- 2.8%
         8,000   Allied Signal, Inc.                                     342,000
         2,500   Emerson Electric Co.                                    151,875
         8,500   General Electric Co.                                    708,688
         3,000   Honeywell Inc.                                          251,813
         4,000   Johnson Controls Inc.                                   238,000
         3,000   Lockheed Martin Corp.                                   336,750
         6,000   Tyco International Ltd.                                 332,250
--------------------------------------------------------------------------------
                                                                       2,361,376
--------------------------------------------------------------------------------
Consumer Durables -- 0.9%
         3,000   Black & Decker Corp.                                    175,125
         3,000   Chrysler Corp.                                          166,875
         2,000   General Motors Corp.                                    143,875
         2,000   Goodyear Tire & Rubber Co.                              143,750
         1,000   Schlumberger Ltd.                                        78,063
         1,500   Stanley Works                                            71,250
--------------------------------------------------------------------------------
                                                                         778,938
--------------------------------------------------------------------------------
Consumer Non-Durables -- 2.5%
           200   Agribrands International, Inc.                            6,850
         5,000   ConAgra, Inc.                                           146,250
         4,000   Dow Chemical Corp.                                      387,500
         2,000   Eastman Kodak Co.                                       142,750
         1,000   Gillette Co.                                            117,125
         8,000   Kimberly-Clark Corp.                                    396,500
         2,000   Procter & Gamble Co.                                    167,875
         2,000   Ralston-Purina Group                                    222,625
         6,000   Unilever NV                                             473,625
--------------------------------------------------------------------------------
                                                                       2,061,100
--------------------------------------------------------------------------------
Consumer Services -- 3.2%
         3,600   Bestfoods                                               203,175
         6,000   Gannett, Inc.                                           395,625
         3,000   Hilton Hotels Corp.                                      94,313
         5,000   McDonald's Corp.                                        328,125
         7,000   Meredith Corp.                                          278,250
         5,000   Newell Co.                                              241,250
         3,000   Pepsico Inc.                                            122,438
         2,000   Scandinavian Broadcasting Systems SA                     61,500

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1998
--------------------------------------------------------------------------------

   SHARES                              SECURITY                          VALUE
================================================================================
Consumer Services -- 3.2% (continued)
         2,000   Time Warner, Inc.                                    $  155,625
         6,500   Wal-Mart Stores, Inc.                                   358,719
         4,000   The Walt Disney Co.                                     452,500
--------------------------------------------------------------------------------
                                                                       2,691,520
--------------------------------------------------------------------------------
Diversified Conglomerates -- 0.4%
         4,000   Minnesota Mining and Manufacturing Co.                  370,500
--------------------------------------------------------------------------------
Energy -- 2.6%
         9,000   Amoco Corp.                                             376,313
         5,000   Ashland Inc.                                            249,375
         5,000   Exxon Corp.                                             352,500
         3,000   Halliburton Co.                                         142,125
         7,000   Mobil Corp.                                             546,000
         2,500   Royal Dutch Petroleum Co.                               140,156
         3,000   Sonat, Inc.                                             117,563
         2,000   Texaco Inc.                                             115,500
         6,000   Union Pacific Resources Corp.                           121,500
--------------------------------------------------------------------------------
                                                                       2,161,032
--------------------------------------------------------------------------------
Financial Services -- 6.0%
         9,500   Allstate Corp.                                          894,188
         3,000   American Express Co.                                    307,875
         4,500   American International Group, Inc.                      557,156
         2,500   Associates First Capital Corp.                          187,031
         2,500   Chase Manhattan Corp.                                   339,844
         4,500   Chubb Corp.                                             358,031
         1,000   C.N.A. Financial Corp.+                                 151,250
         7,000   Fannie Mae                                              419,125
         1,000   First Virginia Banks, Inc.                               52,250
         1,500   General Re Corp.                                        329,813
         4,000   Household International Inc.                            541,250
         4,000   Leucadia National Corp.                                 137,250
         2,000   National City Corp.                                     135,500
         6,000   St. Paul Cos.                                           266,250
         1,000   Wells Fargo & Co.                                       361,500
--------------------------------------------------------------------------------
                                                                       5,038,313
--------------------------------------------------------------------------------
Health Care -- 3.1%
         5,000   Abbott Laboratories                                     370,938
         6,000   American Home Products Corp.                            289,875
         6,000   Bristol-Myers Squibb Co.                                645,000
         8,000   Johnson & Johnson                                       552,500
         4,500   Merck & Co., Inc.                                       526,781
         2,000   Pfizer, Inc.                                            209,625
--------------------------------------------------------------------------------
                                                                       2,594,719
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                             9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1998
--------------------------------------------------------------------------------

   SHARES                              SECURITY                          VALUE
================================================================================
Technology -- 3.7%
         4,000   Chiron Corp.                                           $ 72,250
         4,000   Cisco Systems Inc.                                      302,500
         6,000   Compaq Computer Corp.                                   163,875
         5,000   Hewlett Packard Co.                                     310,625
         5,000   Intel Corp.                                             357,188
         3,000   International Business Machines Corp.                   352,125
         4,000   Lucent Technologies, Inc.                               283,750
         2,000   Microsoft Corp.+                                        169,625
         2,000   PPG Industries Inc.                                     145,750
         4,500   Texas Instruments, Inc.                                 231,182
         8,000   Thermo Electron Corp+                                   281,000
         4,000   Xerox Corp.                                             411,000
--------------------------------------------------------------------------------
                                                                       3,080,870
--------------------------------------------------------------------------------
Telecommunications -- 1.4%
         8,000   Ameritech Corp.                                         339,500
         3,000   Bell Atlantic Corp.                                     274,875
         2,000   Bellsouth Corp.                                         129,000
         7,000   GTE Corp.                                               408,188
--------------------------------------------------------------------------------
                                                                       1,151,563
--------------------------------------------------------------------------------
                 TOTAL COMMON STOCK
                 (Cost-- $12,029,917)                                 23,336,931
================================================================================
   FACE
  AMOUNT                                SECURITY                       VALUE
================================================================================
U.S. GOVERNMENT OBLIGATIONS -- 65.0%
   $55,000,000   U.S. Treasury Strips, zero coupon due 8/15/98
                 (Cost -- $54,057,122)                                54,408,750
================================================================================
REPURCHASE AGREEMENT -- 7.1%
     6,001,000   Chase Securities Inc., 5.500% due 6/1/98;
                 Proceeds at maturity -- $6,003,750;
                 (Fully collateralized by U.S. Treasury
                 Notes, 5.500% due 1/31/03; Market
                 value -- $6,121,029) (Cost -- $6,001,000)             6,001,000
================================================================================
                 TOTAL INVESTMENTS -- 100%
                 (Cost-- $72,088,039*)                               $83,746,681
================================================================================
+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                     May 31, 1998
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (Cost-- $72,088,039)                       $83,746,681
    Cash                                                                     190
    Dividends and interest receivable                                     46,873
--------------------------------------------------------------------------------
    Total Assets                                                      83,793,744
--------------------------------------------------------------------------------
LIABILITIES:
    Investment advisory fees payable                                      20,344
    Distribution fees payable                                             13,341
    Administration fees payable                                           13,311
    Accrued expenses                                                      37,208
--------------------------------------------------------------------------------
    Total Liabilities                                                     84,204
--------------------------------------------------------------------------------
Total Net Assets                                                     $83,709,540
================================================================================
NET ASSETS:
    Par value of capital shares                                      $    10,480
    Capital paid in excess of par value                               63,312,808
    Undistributed net investment income                                1,669,614
    Accumulated net realized gain on security transactions             7,057,996
    Net unrealized appreciation of investments                        11,658,642
--------------------------------------------------------------------------------
Total Net Assets                                                     $83,709,540
================================================================================
Shares Outstanding                                                    10,479,629
--------------------------------------------------------------------------------
Net Asset Value (and redemption price)                               $      7.99
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            11

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1998

INVESTMENT INCOME:
    Interest                                                       $  2,160,022
    Dividends                                                           227,406
    Less: Foreign withholding tax                                        (1,408)
--------------------------------------------------------------------------------
    Total Investment Income                                           2,386,020
--------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fees (Note 2)                                   127,650
    Shareholder and system servicing fees                               110,126
    Administration fees (Note 2)                                         85,100
    Transfer agent fees                                                  46,379
    Shareholder communications                                           12,008
    Audit and legal                                                      11,635
    Trustees' fees                                                        6,102
    Custody                                                               3,281
    Registration fees                                                     2,556
    Other                                                                   831
--------------------------------------------------------------------------------
    Total Expenses                                                      405,668
--------------------------------------------------------------------------------
Net Investment Income                                                 1,980,352
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 3):
    Realized Gain From Security Transactions
    (excluding short-term securities):
      Proceeds from sales                                            16,929,205
      Cost of securities sold                                         9,653,867
--------------------------------------------------------------------------------
    Net Realized Gain                                                 7,275,338
--------------------------------------------------------------------------------
    Change in Net Unrealized Appreciation of Investments:
      Beginning of period                                            15,180,045
      End of period                                                  11,658,642
--------------------------------------------------------------------------------
    Decrease in Net Unrealized Appreciation                          (3,521,403)
--------------------------------------------------------------------------------
Net Gain on Investments                                               3,753,935
--------------------------------------------------------------------------------
Increase in Net Assets from Operations                             $  5,734,287
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1998 (unaudited) and the Year Ended November 30, 1997

                                                       1998            1997
================================================================================
OPERATIONS:
  Net investment income                            $  1,980,352    $  4,161,669
  Net realized gain                                   7,275,338       5,079,576
  Increase (decrease) in net unrealized
    appreciation                                     (3,521,403)        436,994
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations              5,734,287       9,678,239
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                              (4,212,229)       (132,527)
  Net realized gains                                       --        (5,346,896)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                    (4,212,229)     (5,479,423)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net asset value of shares issued for
    reinvestment of dividends                         4,091,295       5,324,889
  Cost of shares reacquired                          (8,000,527)    (17,219,725)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                          (3,909,232)    (11,894,836)
--------------------------------------------------------------------------------
Decrease in Net Assets                               (2,387,174)     (7,696,020)

NET ASSETS:
  Beginning of period                                86,096,714      93,792,734
--------------------------------------------------------------------------------
  End of period*                                   $ 83,709,540    $ 86,096,714
================================================================================
* Includes undistributed net investment
    income of:                                     $  1,669,614    $  3,901,491
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            13

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

The Zeros and Appreciation Series 1998 ("Fund") is a separate investment fund of the Smith Barney Principal Return Fund ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are not currently offered for sale to new investors. The Trust consists of this Fund and two other funds: the Zeros Plus Emerging Growth Series 2000 and the Security and Growth Fund. The financial statements and financial highlights for the other funds are presented in separate semi-annual reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; U.S. government securities (other than short-term securities) are valued at the quoted bid price in the over-the-counter market; investment in securities for which market quotations are not available are valued at fair value as determined by the Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (e) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At November 30, 1997, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences


--------------------------------------------------------------------------------
14                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Investment Advisory Agreement, Administration Agreement and Other
      Transactions

Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser of the Fund. The Fund pays MMC an investment advisory fee calculated at an annual rate of 0.30% of the average daily net assets. MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. These fees are calculated daily and paid monthly.

Pursuant to a Distribution Plan, the Fund pays Smith Barney Inc. ("SB"), another subsidiary of SSBH, a service fee calculated at an annual rate of 0.25% of the average daily net assets.

All officers and one Trustee of the Trust are employees of SB.

3.    Investments

During the six months ended May 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $ 2,644,651
--------------------------------------------------------------------------------
Sales                                                                 16,929,205
================================================================================


--------------------------------------------------------------------------------
Smith Barney Exchange Reserve Fund                                            15

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At May 31, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 11,745,094
Gross unrealized depreciation                                           (86,452)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 11,658,642
================================================================================

4.    Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5.    Shares of Beneficial Interest

At May 31, 1998, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund, the Zeros Plus Emerging Growth Series 2000 and the Security and Growth Fund each constitute a sub-trust under the Master Trust Agreement. Transactions in shares of the Fund were as follows:

                                       Six Months Ended           Year Ended
                                         May 31, 1998          November 30, 1997
================================================================================
Shares issued on reinvestment               541,893                  675,747
Shares redeemed                          (1,020,255)              (2,184,506)
--------------------------------------------------------------------------------
Net Decrease                               (478,362)              (1,508,759)
================================================================================


--------------------------------------------------------------------------------
16                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

                                  1998(1)      1997      1996      1995      1994      1993
=============================================================================================
Net Asset Value,
  Beginning of Period              $7.86       $7.52     $7.91     $7.75     $9.38     $9.02
---------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income             0.20        0.38      0.38      0.36      0.41      0.38
  Net realized and unrealized
    gain (loss)                     0.32        0.49      0.45      1.03     (0.70)     0.48
---------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                   0.52        0.87      0.83      1.39     (0.29)     0.86
---------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income            (0.39)      (0.01)    (0.78)    (0.40)    (0.45)    (0.40)
  Net realized gains                  --       (0.52)    (0.44)    (0.83)    (0.89)    (0.10)
---------------------------------------------------------------------------------------------
Total Distributions                (0.39)      (0.53)    (1.22)    (1.23)    (1.34)    (0.50)
---------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                    $7.99       $7.86     $7.52     $7.91     $7.75     $9.38
---------------------------------------------------------------------------------------------
Total Return                        6.90%++    11.60%    11.03%    19.93%    (3.69)%    9.99%
---------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)         $  84       $  86     $  94     $  99     $ 101     $ 137
---------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                          0.96%+      0.95%     0.95%     1.05%     1.01%     0.97%
  Net investment income             4.70+       4.66      4.67      4.59      4.47      4.15
---------------------------------------------------------------------------------------------
Portfolio Turnover Rate                3%         11%       12%       13%       10%       17%
---------------------------------------------------------------------------------------------
Average commissions per share
  paid on equity transactions(2)   $0.06       $0.06     $0.06     $0.06        --        --
=============================================================================================

(1)   For the six months ended May 31, 1998 (unaudited).

(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            17

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

On February 6, 1998 a special meeting of shareholders of the Trust was held for the purpose of voting on the following matters:

1.    To elect Trustees of the Trust; and

2. To approve or disapprove the reclassification, modification and/or elimination of certain fundamental investment policies.

The results of the vote on Proposal 1 were as follows:

                      Shares Voted     Percentage    Shares Voted    Percentage
Name of Trustees           For        Shares Voted      Against     Shares Voted
================================================================================
Paul R. Ades         18,357,855.212      96.992%      569,401.879       3.008%
Herbert Barg         18,324,756.049      96.817       602,501.042       3.183
Dwight B. Crane      18,357,438.225      96.989       569,818.866       3.011
Frank Hubbard        18,355,307.898      96.978       571,949.193       3.022
Jerome Miller        18,357,924.291      96.992       569,332.800       3.008
Ken Miller           18,353,804.176      96.970       573,452.915       3.030
Heath B. McLendon    18,341,693.427      96.906       585,563.664       3.094
================================================================================

Proposal 2 requested that shareholders approve certain modifications to the fundamental policies of the Fund in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Fund. The following chart demonstrates that all proposals were approved by shareholders.

================================================================================
Diversification                                                         Approved
--------------------------------------------------------------------------------
Industry Concentration                                                  Approved
--------------------------------------------------------------------------------
Borrowing                                                               Approved
--------------------------------------------------------------------------------
Lending by the Fund                                                     Approved
--------------------------------------------------------------------------------
Real Estate                                                             Approved
================================================================================

The information below reports the lowest percentage of shares voting for the proposals and the highest percentage of shares voting against and abstaining by shareholders of the Fund on all proposals.

   Shares      Percentage      Shares      Percentage                 Percentage
   Voted       of Shares       Voted       of Shares      Shares       of Shares
    For          Voted        Against        Voted      Abstaining     Abstained
================================================================================
5,052,805.837    89.810%     147,390.196     2.620%      425,913.077     7.570%
================================================================================


--------------------------------------------------------------------------------
18                                       1998 Semi-Annual Report to Shareholders

Smith Barney                                              Smith Barney
Principal Return Fund                          A Member of TravelersGroup[LOGO]

Trustees

Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller
Allan R. Johnson, Emeritus
John F. White, Emeritus

Officers

Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Harry D. Cohen
Vice President and
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Manager

Mutual Management Corp.

Distributor

Smith Barney Inc.

Custodian

PNC Bank, N.A.

This report is submitted for the general information of the shareholders of Smith Barney Principal Return Fund -- Zeros and Appreciation Series 1998. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney
Principal Return Fund
388 Greenwich Street
New York, New York 10013

www.smithbarney.com

FD2402 7/98
         [LOGO]
         Smith Barney Principal
         Return Fund

         Zeros Plus
         Emerging Growth
         Series 2000

         ----------------------------
         SEMI-ANNUAL REPORT
         ----------------------------

         May 31, 1998

[LOGO]   Smith Barney Mutual Funds
         Investing for your future.
         Every day.(SM)

Smith Barney
Principal Return
Fund

[PHOTO OMITTED]               [PHOTO OMITTED]
HEATH B. MCLENDON             RICHARD A. FREEMAN

Chairman                      Vice President and
                              Investment Officer


Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Principal Return Fund Zeros Plus Emerging Growth Series 2000 ("Fund") for the period ended May 31, 1998. For your convenience, we have summarized the Fund's investment strategy over this time. A comprehensive summary of performance and current holdings can be found in the appropriate sections that follow.

Fund Performance Update

The Fund seeks to return the principal amount of each shareholder's original investment (including any sales charges paid) on or about February 28, 2000, by investing a portion of its assets in zero-coupon U.S. Treasury bonds. (A zero coupon bond is a bond where no periodic interest payments are made. Investors buy the bond at a discounted price and receive one payment at maturity.) In addition, the Fund, to the extent consistent with its objective, seeks to provide long-term appreciation of capital by investing the balance of its assets primarily in the stocks of emerging growth companies. These emerging growth companies are small- to medium-sized firms that we believe have significant profit potential during a two to three year period.

For the six months ended May 31, 1998, the Fund posted a total return of 2.03%. For the same period the Russell 2000 Index* and the Value Line Composite Geometric Index,** two measures of performance that are more representative of the stock portion of the Fund's portfolio, reported gains of 4.45% and 6.61%, respectively. The Lehman Brothers Intermediate Term Government Bond Index*** advanced 3.53% in the most recent six-month period. Emerging growth stocks currently

----------
* The Russell 2000 Index is made up of 2,000 smaller-capitalized U.S.-based companies whose common stocks trade on either the New York, American or NASDAQ stock exchanges.

** The Value Line Composite Geometric Index is composed of 1,700 stocks tracked by the Value Line Investment Survey.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            1
comprise approximately 45% of the net assets of the Fund with the remaining balance accounted for by zero coupon U.S. Treasury bonds.

Market Overview

The past six-month period under review was one where the U.S. economy continued to enjoy favorable conditions. The rate of inflation remains under 2% and the annual unemployment rate (roughly 4.5%) is at a level not seen in more than 25 years. For the first time in a generation, Washington D.C. is forecasting a budget surplus. Years of uninterrupted economic growth leading to a low rate of unemployment (which in turn contributes to smaller government transfer payments) have helped the federal budget considerably.

Another factor behind the budget progress is the significant increase in capital gains generated by the high levels of the stock market and cash merger activity. The decline in the maximum rate on long-term capital gains from 28% to 20% last summer has also made many investors less reluctant to sell their holdings given the more favorable tax treatments. Moreover, we believe that stock buybacks and merger activity are even more important factors behind the overall market's climb during the past few years than the more publicized inflow of large sums of money into mutual funds.

Renewed weakness in Asian currencies, notably the Japanese yen, have led to further declines in many Far Eastern stock markets and in some cases to levels below last October's lows. This has led to a dramatic contraction in business throughout the entire Asian region. Asia's woes have had a negative impact on certain segments of the U.S. economy, especially the demand for technology goods. An inventory correction witnessed by several sizeable computer manufacturers in the U.S. has also contributed to a slowing in growth of technology spending. We believe that the computer inventory correction is now ending and should lead to stronger business conditions in the technology industry by the fall.

Despite a favorable relative earnings outlook, small- and mid-capitalization stocks have now fallen back to valuation levels last seen in 1990, the bottom of the last small-capitalization stock cycle. According to our research analysts, over the past 20 years, only during the 1987 stock market collapse have emerging growth stocks had such relatively low valuations compared with large-capitalization stocks. As of June 2, 1998, the average NASDAQ stock has declined 30% from its 52-week high. About 60% of all NASDAQ stocks are down more than 20% and fully 84% are down more than 10%.

----------
*** The Lehman Brothers Intermediate Term Government Bond Index is comprised of approximately 1,000 issues of U.S. Government Treasury and Agency Securities.


--------------------------------------------------------------------------------
2                                       1998 Semi-Annual Report to Shareholders

Investment Strategy and Market Outlook

We continue to emphasize primarily young, innovative companies in dynamic industries that we believe possess above-average earnings growth during the next few years. Moreover, nearly 60% of the Fund is invested in U.S. Treasury securities that can help cushion the downside during a difficult market for emerging growth stocks such as we recently experienced.

In an environment characterized by low inflation and low interest rates and where corporate profit growth is moderating, we think that emerging growth stocks offer very attractive values. We believe that the Fund's health care stocks in particular have very favorable risk/reward characteristics given their attractive earnings outlooks and low relative price earnings ratios (P/E ratio) compared to their forecasted growth rates. (A P/E ratio shows the relationship between a stock's price and the company's earnings for the last four quarters.) Genzyme, IDEC Pharmaceuticals and Chiron are all Fund holdings that fit in that category. With valuations at such historically low levels, the beginning of possible higher merger activity in emerging growth stocks could also benefit their performance going forward.

In closing, thank you for your continued confidence in our investment-management approach. We look forward to helping you pursue your financial goals in the years ahead.

Sincerely,


/s/ Heath B. McLendon              /s/ Richard A. Freeman

Heath B. McLendon                  Richard A. Freeman
Chairman                           Vice President and
                                   Investment Officer
June 23, 1998


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            3

--------------------------------------------------------------------------------
 Historical Performance
--------------------------------------------------------------------------------

                        Net Asset Value
                     --------------------
                     Beginning     End       Income   Capital Gain    Total
Period Ended         of Period  of Period  Dividends  Distributions  Returns(1)
================================================================================
5/31/98               $8.46       $8.29       $0.31       $0.03        2.03%+
--------------------------------------------------------------------------------
11/30/97               8.63        8.46        0.00        1.23       12.28
--------------------------------------------------------------------------------
11/30/96               9.28        8.63        0.57        0.22        1.55
--------------------------------------------------------------------------------
11/30/95               8.15        9.28        0.27        0.35       22.17
--------------------------------------------------------------------------------
11/30/94               9.00        8.15        0.34        0.50       (0.20)
--------------------------------------------------------------------------------
11/30/93               8.16        9.00        0.29        0.09       15.72
--------------------------------------------------------------------------------
11/30/92               7.57        8.16        0.10        0.00        9.15
--------------------------------------------------------------------------------
8/30/91*-11/30/91      7.60        7.57        0.00        0.00       (0.39)+
================================================================================
Total                                         $1.88       $2.42
================================================================================
It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
 Average Annual Total Return
--------------------------------------------------------------------------------
                                                   Without           With
                                               Sales Charge(1)   Sales Charge(2)
================================================================================
Six Months Ended 5/31/98+                            2.03%           (3.12)%
--------------------------------------------------------------------------------
Year Ended 5/31/98                                  11.34             5.74
--------------------------------------------------------------------------------
Five Years Ended 5/31/98                             9.34             8.22
--------------------------------------------------------------------------------
8/30/91* through 5/31/98                             8.95             8.13
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------
                                                   Without
                                               Sales Charge(1)
================================================================================
8/30/91* through 5/31/98                            78.48%
================================================================================
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, shares reflect the deduction of the maximum initial sales charge of 5.00%.

+ Total return is not annualized, as it may not be representative of the total return for the year.

*     Commencement of operations.


--------------------------------------------------------------------------------
4                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 Historical Performance (unaudited)
--------------------------------------------------------------------------------

                   Growth of $10,000 Invested in Shares of the
                     Zeros Plus Emerging Growth Series 2000
                       vs. Value Line Composite Index and
            Lehman Brothers Intermediate Term Government Bond Index+
--------------------------------------------------------------------------------
                             August 1991 -- May 1998

   [The following table was depicted as a line chart in the printed material.]

             Zeros Plus        Value Line        Lehman Bros.
          Emerging Growth      Composite      Intermediate Term
            Series 2000          Index        Gov't. Bond Index
            -----------          -----        -----------------

8/31/91         9500             10000             10000
11/91           9463              9463             10406
11/92          10328             10600             11251
11/93          11952             11673             12279
11/94          11928             11180             12075
11/95          14573             13386             13726
11/96          14800             15316             14502
11/97          16617             18327             15412
5/31/98        16955             19538             15956

+ Hypothetical illustration of $10,000 invested in shares of the Zeros Plus Emerging Growth Series 2000 from August 30, 1991 (commencement of operations), assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through May 31, 1998. The Value Line Composite Index - Geometric, composed of approximately 1,700 stocks, is a geometric average of the daily price percentage change in each stock covering both large and small capitalized companies. The Lehman Brothers Intermediate Term Government Bond Index is comprised of approximately 1,000 issues of U.S. Government Treasury and Agency securities. These indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            5

--------------------------------------------------------------------------------
 Portfolio Highlights (unaudited)                                 May 31, 1998
--------------------------------------------------------------------------------

Common Stock Industry Breakdown
(as a percentage of total common stocks)

   [The following table was depicted as a pie chart in the printed material.]

Biotechnology                                       18.3%
Capital Goods                                       11.8%
Drugs                                                3.3%
Pharmaceuticals                                     21.6%
Telecommunications                                  19.6%
Technology                                          25.4%

                                                 Percentage of
Top Ten Holdings                              Total Investments
================================================================================
U.S. Treasury Strips                                56.1%
Tyco International Ltd.                              5.2
C-COR Electronics, Inc.                              4.4
California Microwave, Inc.                           4.2
Genzyme Corp. - General Division                     3.8
Quantum Corp.                                        3.7
IDEC Pharmaceuticals Corp.                           3.5
Vertex Pharmaceuticals, Inc.                         3.5
Chiron Corp.                                         3.4
Tech-Sym Corp.                                       3.3
================================================================================


--------------------------------------------------------------------------------
6                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                 May 31, 1998
--------------------------------------------------------------------------------
   SHARES                            SECURITY                            VALUE
================================================================================
COMMON STOCK -- 43.9%
Biotechnology -- 8.0%
    100,000   Chiron Corp.*                                          $ 1,806,250
    100,000   Gensia Sicor Inc.*                                         425,000
     75,000   Genzyme Corp.--General Division*                         2,053,125
      3,000   Genzyme Corp.-- Tissue Repair*                              19,500
--------------------------------------------------------------------------------
                                                                       4,303,875
--------------------------------------------------------------------------------
Capital Goods -- 5.2%
     50,000   Tyco International Ltd.                                  2,768,750
--------------------------------------------------------------------------------
Drugs -- 1.5%
    100,000   Advanced Polymer Systems, Inc.*                            787,500
--------------------------------------------------------------------------------
Pharmaceutical -- 9.5%
     40,000   Forest Laboratories Inc., Class A Shares*                1,320,000
     60,000   IDEC Pharmaceuticals Corp.*                              1,890,000
     65,000   Vertex Pharmaceuticals, Inc.*                            1,868,750
--------------------------------------------------------------------------------
                                                                       5,078,750
--------------------------------------------------------------------------------
Technology -- 11.1%
    100,000   Excel Technology Inc.*                                   1,012,500
     90,000   Quantum Corp.*                                           1,968,750
     60,500   Tech-Sym Corp.*                                          1,750,719
     80,000   VLSI Technology, Inc.*                                   1,240,000
--------------------------------------------------------------------------------
                                                                       5,971,969
--------------------------------------------------------------------------------
Telecommunications -- 8.6%
    150,050   C-COR Electronics, Inc.*                                 2,382,044
    104,500   California Microwave, Inc.*                              2,240,218
--------------------------------------------------------------------------------
                                                                       4,622,262
--------------------------------------------------------------------------------
              TOTAL COMMON STOCK
              (Cost-- $12,810,523)                                    23,533,106
================================================================================
    FACE
   AMOUNT                            SECURITY                            VALUE
================================================================================
U.S. GOVERNMENT OBLIGATION -- 56.1%
 $33,000,000  U.S. Treasury Strips, zero coupon due 2/15/00
              (Cost-- $28,822,530)                                    30,083,130
================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost -- $41,633,053**)                                $53,616,236
================================================================================
 *    Non-income producing security.
**    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            7

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities (unaudited)                   May 31, 1998
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost -- $41,633,053)                        $53,616,236
  Cash                                                                   106,691
--------------------------------------------------------------------------------
  Total Assets                                                        53,722,927
--------------------------------------------------------------------------------
LIABILITIES:
  Capital gains distribution payable                                     165,984
  Investment advisory fees payable                                        16,599
  Administration fees payable                                              8,300
  Distribution fees payable                                                1,216
  Accrued expenses                                                        35,398
--------------------------------------------------------------------------------
  Total Liabilities                                                      227,497
--------------------------------------------------------------------------------
Total Net Assets                                                     $53,495,430
================================================================================
NET ASSETS:
  Par value of shares of beneficial interest                         $     6,450
  Capital paid in excess of par value                                 39,305,028
  Undistributed net investment income                                    701,012
  Accumulated net realized gain on security transactions               1,499,757
  Net unrealized appreciation of investments                          11,983,183
                                                                     -----------
Total Net Assets                                                     $53,495,430
================================================================================
Shares Outstanding                                                     6,450,308
--------------------------------------------------------------------------------
Net Asset Value (and redemption price)                               $      8.29
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended May 31, 1998

INVESTMENT INCOME:
  Interest                                                           $ 1,204,000
  Dividends                                                                3,125
--------------------------------------------------------------------------------
  Total Investment Income                                              1,207,125
--------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 2)                                      113,841
  Distribution fees (Note 2)                                              71,150
  Administration fees (Note 2)                                            56,920
  Shareholder and system servicing fees                                   33,436
  Audit and legal                                                         13,240
  Shareholder communications                                              11,354
  Trustees' fees                                                           7,275
  Custody                                                                  2,009
  Other                                                                    2,500
--------------------------------------------------------------------------------
  Total Expenses                                                         311,725
--------------------------------------------------------------------------------
Net Investment Income                                                    895,400
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 3):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                                6,818,637
    Cost of securities sold                                            5,319,099
--------------------------------------------------------------------------------
  Net Realized Gain                                                    1,499,538
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of period                                               13,078,845
    End of period                                                     11,983,183
--------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                             (1,095,662)
--------------------------------------------------------------------------------
Net Gain on Investments                                                  403,876
--------------------------------------------------------------------------------
Increase in Net Assets from Operations                               $ 1,299,276
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            9

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1998 (unaudited) and the Year Ended November 30, 1997

                                                     1998             1997
================================================================================
OPERATIONS:
  Net investment income                         $    895,400    $  1,977,400
  Net realized gain                                1,499,538       7,309,576
  Decrease in net unrealized appreciation         (1,095,662)     (2,098,279)
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations           1,299,276       7,188,697
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                           (2,125,380)             --
  Net realized gains                                (165,984)     (7,551,121)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                 (2,291,364)     (7,551,121)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net asset value of shares issued for
    reinvestment of dividends                      2,077,551       7,366,972
  Cost of shares reacquired                       (6,427,794)    (13,598,864)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                       (4,350,243)     (6,231,892)
--------------------------------------------------------------------------------
Decrease in Net Assets                            (5,342,331)     (6,594,316)

NET ASSETS:
  Beginning of period                             58,837,761      65,432,077
--------------------------------------------------------------------------------
  End of period*                                $ 53,495,430    $ 58,837,761
================================================================================
* Includes undistributed net investment
    income of:                                      $701,012      $1,930,992
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Zeros Plus Emerging Growth Series 2000 ("Fund") is a separate investment fund of the Smith Barney Principal Return Fund ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are not currently offered for sale to new investors. The Trust consists of this Fund and two other funds: Zeros and Appreciation Series 1998 and Security and Growth Fund. The financial statements and financial highlights for the other funds are presented in separate semi-annual reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; U.S. government securities (other than short-term securities) are valued at the quoted bid price in the over-the-counter market; investment in securities for which market quotations are not available are valued at fair value as determined by the Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (e) dividend income is recorded on the ex-dividend date; foreign income dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended,


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            11

--------------------------------------------------------------------------------
 Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser of the Fund. The Fund pays MMC an investment advisory fee calculated at an annual rate of 0.40% of the average daily net assets. MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. These fees are calculated daily and paid monthly.

Pursant to a Distribution Plan, the Fund pays Smith Barney Inc. ("SB"), another subsidiary of SSBH, a service fee calculated at an annual rate of 0.25% of the average daily net assets.

All officers and one Trustee of the Trust are employees of SB.

3. Investments

During the six months ended May 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                                     --
--------------------------------------------------------------------------------
Sales                                                                $ 6,818,637
================================================================================

At May 31, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

===============================================================================
Gross unrealized appreciation                                       $12,031,636
Gross unrealized depreciation                                           (48,453)
-------------------------------------------------------------------------------
Net unrealized appreciation                                         $11,983,183
===============================================================================


--------------------------------------------------------------------------------
12                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Shares of Beneficial Interest

At May 31, 1998, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund, Zeros and Appreciation Series 1998 and Security and Growth Fund each constitutes a sub-trust under the Master Trust Agreement.

Transactions in shares of the Fund were as follows:

                                         Six Months Ended     Year Ended
                                           May 31, 1998     November 30, 1997
================================================================================
Shares issued on reinvestment                  254,914          854,637
Shares redeemed                               (762,155)      (1,476,738)
--------------------------------------------------------------------------------
Net Decrease                                  (507,241)        (622,101)
================================================================================


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            13

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

                                           1998(1)         1997        1996      1995       1994       1993
============================================================================================================
Net Asset Value, Beginning of Period         $8.46        $8.63      $9.28      $8.15      $9.00      $8.16
------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                       0.14         0.28       0.30       0.27       0.27       0.26
  Net realized and unrealized gain (loss)     0.03         0.78      (0.16)      1.48      (0.28)      0.96
------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.17         1.06       0.14       1.75      (0.01)      1.22
------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.31)          --      (0.57)     (0.27)     (0.34)     (0.29)
  Net realized gains                         (0.03)       (1.23)     (0.22)     (0.35)     (0.50)     (0.09)
------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.34)       (1.23)     (0.79)     (0.62)     (0.84)     (0.38)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $8.29        $8.46      $8.63      $9.28      $8.15      $9.00
------------------------------------------------------------------------------------------------------------
Total Return                                  2.03%++     12.28%      1.55%     22.17%     (0.20)%    15.72
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $53          $59        $65        $77        $75        $97
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    1.09%+       1.05%      1.11%      1.17%      1.15%      1.10%
  Net investment income                       3.14+        3.15       3.15       3.12       3.27       3.12
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          0%           0%         0%         6%         1%         0%
------------------------------------------------------------------------------------------------------------
Average commissions per share
  paid on equity transactions(2)             $0.05        $0.06      $0.06      $0.06         --         --
============================================================================================================

(1)   For the six months ended May 31, 1998 (unaudited).

(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
14                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

On February 6, 1998 a special meeting of shareholders of the Trust was held for the purpose of voting on the following matters:

1. To elect Trustees of the Trust; and
2. To approve or disapprove the reclassification, modification and/or elimination of certain fundamental investment policies.

The results of the vote on Proposal 1 were as follows:

                      Shares Voted    Percentage    Shares Voted   Percentage
Name of Trustees           For       Shares Voted      Against    Shares Voted
================================================================================
Paul R. Ades         18,357,855.212     96.992%      569,401.879      3.008%
Herbert Barg         18,324,756.049     96.817       602,501.042      3.183
Dwight B. Crane      18,357,438.225     96.989       569,818.866      3.011
Frank Hubbard        18,355,307.898     96.978       571,949.193      3.022
Jerome Miller        18,357,924.291     96.992       569,332.800      3.008
Ken Miller           18,353,804.176     96.970       573,452.915      3.030
Heath B. McLendon    18,341,693.427     96.906       585,563.664      3.094
================================================================================

Proposal 2 requested that shareholders approve certain modifications to the fundamental policies of the Fund in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Fund. The following chart demonstrates that all proposals were approved by shareholders.

================================================================================
Diversification                                                        Approved
--------------------------------------------------------------------------------
Industry Concentration                                                 Approved
--------------------------------------------------------------------------------
Borrowing                                                              Approved
--------------------------------------------------------------------------------
Lending by the Fund                                                    Approved
--------------------------------------------------------------------------------
Real Estate                                                            Approved
================================================================================

The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of the Fund on all proposals.

    Shares     Percentage     Shares      Percentage                Percentage
     Voted      of Shares      Voted       of Shares     Shares      of Shares
      For         Voted       Against        Voted     Abstaining    Abstained
================================================================================
3,218,804.422    90.053%    87,699.146      2.454%     267,825.908    7.493%
================================================================================


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            15

Smith Barney                            SMITH BARNEY
Principal Return Fund
                                        A Member of TravelersGroup [LOGO]

Trustees

Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller

Allan R. Johnson, Emeritus
John F. White, Emeritus

Officers

Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Richard A. Freeman
Vice President and
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Manager

Mutual Management Corp.

Distributor

Smith Barney Inc.

Custodian

PNC Bank, N.A.

This report is submitted for the general information of the shareholders of Smith Barney Principal Return Fund -- Zeros Plus Emerging Growth Series 2000. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney
Principal Return Fund
388 Greenwich Street
New York, New York 10013

www.smithbarney.com

FD2403 7/98

         [LOGO]
         Smith Barney Principal
         Return Fund

         Zeros Plus
         Emerging Growth
         Series 2000

         ----------------------------
         SEMI-ANNUAL REPORT
         ----------------------------

         May 31, 1998

[LOGO]   Smith Barney Mutual Funds
         Investing for your future.
         Every day.(SM)

Smith Barney
Principal Return
Fund

[PHOTO OMITTED]               [PHOTO OMITTED]
HEATH B. MCLENDON             RICHARD A. FREEMAN

Chairman                      Vice President and
                              Investment Officer


Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Principal Return Fund Zeros Plus Emerging Growth Series 2000 ("Fund") for the period ended May 31, 1998. For your convenience, we have summarized the Fund's investment strategy over this time. A comprehensive summary of performance and current holdings can be found in the appropriate sections that follow.

Fund Performance Update

The Fund seeks to return the principal amount of each shareholder's original investment (including any sales charges paid) on or about February 28, 2000, by investing a portion of its assets in zero-coupon U.S. Treasury bonds. (A zero coupon bond is a bond where no periodic interest payments are made. Investors buy the bond at a discounted price and receive one payment at maturity.) In addition, the Fund, to the extent consistent with its objective, seeks to provide long-term appreciation of capital by investing the balance of its assets primarily in the stocks of emerging growth companies. These emerging growth companies are small- to medium-sized firms that we believe have significant profit potential during a two to three year period.

For the six months ended May 31, 1998, the Fund posted a total return of 2.03%. For the same period the Russell 2000 Index* and the Value Line Composite Geometric Index,** two measures of performance that are more representative of the stock portion of the Fund's portfolio, reported gains of 4.45% and 6.61%, respectively. The Lehman Brothers Intermediate Term Government Bond Index*** advanced 3.53% in the most recent six-month period. Emerging growth stocks currently

----------
* The Russell 2000 Index is made up of 2,000 smaller-capitalized U.S.-based companies whose common stocks trade on either the New York, American or NASDAQ stock exchanges.

** The Value Line Composite Geometric Index is composed of 1,700 stocks tracked by the Value Line Investment Survey.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            1
comprise approximately 45% of the net assets of the Fund with the remaining balance accounted for by zero coupon U.S. Treasury bonds.

Market Overview

The past six-month period under review was one where the U.S. economy continued to enjoy favorable conditions. The rate of inflation remains under 2% and the annual unemployment rate (roughly 4.5%) is at a level not seen in more than 25 years. For the first time in a generation, Washington D.C. is forecasting a budget surplus. Years of uninterrupted economic growth leading to a low rate of unemployment (which in turn contributes to smaller government transfer payments) have helped the federal budget considerably.

Another factor behind the budget progress is the significant increase in capital gains generated by the high levels of the stock market and cash merger activity. The decline in the maximum rate on long-term capital gains from 28% to 20% last summer has also made many investors less reluctant to sell their holdings given the more favorable tax treatments. Moreover, we believe that stock buybacks and merger activity are even more important factors behind the overall market's climb during the past few years than the more publicized inflow of large sums of money into mutual funds.

Renewed weakness in Asian currencies, notably the Japanese yen, have led to further declines in many Far Eastern stock markets and in some cases to levels below last October's lows. This has led to a dramatic contraction in business throughout the entire Asian region. Asia's woes have had a negative impact on certain segments of the U.S. economy, especially the demand for technology goods. An inventory correction witnessed by several sizeable computer manufacturers in the U.S. has also contributed to a slowing in growth of technology spending. We believe that the computer inventory correction is now ending and should lead to stronger business conditions in the technology industry by the fall.

Despite a favorable relative earnings outlook, small- and mid-capitalization stocks have now fallen back to valuation levels last seen in 1990, the bottom of the last small-capitalization stock cycle. According to our research analysts, over the past 20 years, only during the 1987 stock market collapse have emerging growth stocks had such relatively low valuations compared with large-capitalization stocks. As of June 2, 1998, the average NASDAQ stock has declined 30% from its 52-week high. About 60% of all NASDAQ stocks are down more than 20% and fully 84% are down more than 10%.

----------
*** The Lehman Brothers Intermediate Term Government Bond Index is comprised of approximately 1,000 issues of U.S. Government Treasury and Agency Securities.


--------------------------------------------------------------------------------
2                                       1998 Semi-Annual Report to Shareholders

Investment Strategy and Market Outlook

We continue to emphasize primarily young, innovative companies in dynamic industries that we believe possess above-average earnings growth during the next few years. Moreover, nearly 60% of the Fund is invested in U.S. Treasury securities that can help cushion the downside during a difficult market for emerging growth stocks such as we recently experienced.

In an environment characterized by low inflation and low interest rates and where corporate profit growth is moderating, we think that emerging growth stocks offer very attractive values. We believe that the Fund's health care stocks in particular have very favorable risk/reward characteristics given their attractive earnings outlooks and low relative price earnings ratios (P/E ratio) compared to their forecasted growth rates. (A P/E ratio shows the relationship between a stock's price and the company's earnings for the last four quarters.) Genzyme, IDEC Pharmaceuticals and Chiron are all Fund holdings that fit in that category. With valuations at such historically low levels, the beginning of possible higher merger activity in emerging growth stocks could also benefit their performance going forward.

In closing, thank you for your continued confidence in our investment-management approach. We look forward to helping you pursue your financial goals in the years ahead.

Sincerely,


/s/ Heath B. McLendon              /s/ Richard A. Freeman

Heath B. McLendon                  Richard A. Freeman
Chairman                           Vice President and
                                   Investment Officer
June 23, 1998


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            3

--------------------------------------------------------------------------------
 Historical Performance
--------------------------------------------------------------------------------

                        Net Asset Value
                     --------------------
                     Beginning     End       Income   Capital Gain    Total
Period Ended         of Period  of Period  Dividends  Distributions  Returns(1)
================================================================================
5/31/98               $8.46       $8.29       $0.31       $0.03        2.03%+
--------------------------------------------------------------------------------
11/30/97               8.63        8.46        0.00        1.23       12.28
--------------------------------------------------------------------------------
11/30/96               9.28        8.63        0.57        0.22        1.55
--------------------------------------------------------------------------------
11/30/95               8.15        9.28        0.27        0.35       22.17
--------------------------------------------------------------------------------
11/30/94               9.00        8.15        0.34        0.50       (0.20)
--------------------------------------------------------------------------------
11/30/93               8.16        9.00        0.29        0.09       15.72
--------------------------------------------------------------------------------
11/30/92               7.57        8.16        0.10        0.00        9.15
--------------------------------------------------------------------------------
8/30/91*-11/30/91      7.60        7.57        0.00        0.00       (0.39)+
================================================================================
Total                                         $1.88       $2.42
================================================================================
It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
 Average Annual Total Return
--------------------------------------------------------------------------------
                                                   Without           With
                                               Sales Charge(1)   Sales Charge(2)
================================================================================
Six Months Ended 5/31/98+                            2.03%           (3.12)%
--------------------------------------------------------------------------------
Year Ended 5/31/98                                  11.34             5.74
--------------------------------------------------------------------------------
Five Years Ended 5/31/98                             9.34             8.22
--------------------------------------------------------------------------------
8/30/91* through 5/31/98                             8.95             8.13
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------
                                                   Without
                                               Sales Charge(1)
================================================================================
8/30/91* through 5/31/98                            78.48%
================================================================================
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, shares reflect the deduction of the maximum initial sales charge of 5.00%.

+ Total return is not annualized, as it may not be representative of the total return for the year.

*     Commencement of operations.


--------------------------------------------------------------------------------
4                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 Historical Performance (unaudited)
--------------------------------------------------------------------------------

                   Growth of $10,000 Invested in Shares of the
                     Zeros Plus Emerging Growth Series 2000
                       vs. Value Line Composite Index and
            Lehman Brothers Intermediate Term Government Bond Index+
--------------------------------------------------------------------------------
                             August 1991 -- May 1998

   [The following table was depicted as a line chart in the printed material.]

             Zeros Plus        Value Line        Lehman Bros.
          Emerging Growth      Composite      Intermediate Term
            Series 2000          Index        Gov't. Bond Index
            -----------          -----        -----------------

8/31/91         9500             10000             10000
11/91           9463              9463             10406
11/92          10328             10600             11251
11/93          11952             11673             12279
11/94          11928             11180             12075
11/95          14573             13386             13726
11/96          14800             15316             14502
11/97          16617             18327             15412
5/31/98        16955             19538             15956

+ Hypothetical illustration of $10,000 invested in shares of the Zeros Plus Emerging Growth Series 2000 from August 30, 1991 (commencement of operations), assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through May 31, 1998. The Value Line Composite Index - Geometric, composed of approximately 1,700 stocks, is a geometric average of the daily price percentage change in each stock covering both large and small capitalized companies. The Lehman Brothers Intermediate Term Government Bond Index is comprised of approximately 1,000 issues of U.S. Government Treasury and Agency securities. These indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            5

--------------------------------------------------------------------------------
 Portfolio Highlights (unaudited)                                 May 31, 1998
--------------------------------------------------------------------------------

Common Stock Industry Breakdown
(as a percentage of total common stocks)

   [The following table was depicted as a pie chart in the printed material.]

Biotechnology                                       18.3%
Capital Goods                                       11.8%
Drugs                                                3.3%
Pharmaceuticals                                     21.6%
Telecommunications                                  19.6%
Technology                                          25.4%

                                                 Percentage of
Top Ten Holdings                              Total Investments
================================================================================
U.S. Treasury Strips                                56.1%
Tyco International Ltd.                              5.2
C-COR Electronics, Inc.                              4.4
California Microwave, Inc.                           4.2
Genzyme Corp. - General Division                     3.8
Quantum Corp.                                        3.7
IDEC Pharmaceuticals Corp.                           3.5
Vertex Pharmaceuticals, Inc.                         3.5
Chiron Corp.                                         3.4
Tech-Sym Corp.                                       3.3
================================================================================


--------------------------------------------------------------------------------
6                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                 May 31, 1998
--------------------------------------------------------------------------------
   SHARES                            SECURITY                            VALUE
================================================================================
COMMON STOCK -- 43.9%
Biotechnology -- 8.0%
    100,000   Chiron Corp.*                                          $ 1,806,250
    100,000   Gensia Sicor Inc.*                                         425,000
     75,000   Genzyme Corp.--General Division*                         2,053,125
      3,000   Genzyme Corp.-- Tissue Repair*                              19,500
--------------------------------------------------------------------------------
                                                                       4,303,875
--------------------------------------------------------------------------------
Capital Goods -- 5.2%
     50,000   Tyco International Ltd.                                  2,768,750
--------------------------------------------------------------------------------
Drugs -- 1.5%
    100,000   Advanced Polymer Systems, Inc.*                            787,500
--------------------------------------------------------------------------------
Pharmaceutical -- 9.5%
     40,000   Forest Laboratories Inc., Class A Shares*                1,320,000
     60,000   IDEC Pharmaceuticals Corp.*                              1,890,000
     65,000   Vertex Pharmaceuticals, Inc.*                            1,868,750
--------------------------------------------------------------------------------
                                                                       5,078,750
--------------------------------------------------------------------------------
Technology -- 11.1%
    100,000   Excel Technology Inc.*                                   1,012,500
     90,000   Quantum Corp.*                                           1,968,750
     60,500   Tech-Sym Corp.*                                          1,750,719
     80,000   VLSI Technology, Inc.*                                   1,240,000
--------------------------------------------------------------------------------
                                                                       5,971,969
--------------------------------------------------------------------------------
Telecommunications -- 8.6%
    150,050   C-COR Electronics, Inc.*                                 2,382,044
    104,500   California Microwave, Inc.*                              2,240,218
--------------------------------------------------------------------------------
                                                                       4,622,262
--------------------------------------------------------------------------------
              TOTAL COMMON STOCK
              (Cost-- $12,810,523)                                    23,533,106
================================================================================
    FACE
   AMOUNT                            SECURITY                            VALUE
================================================================================
U.S. GOVERNMENT OBLIGATION -- 56.1%
 $33,000,000  U.S. Treasury Strips, zero coupon due 2/15/00
              (Cost-- $28,822,530)                                    30,083,130
================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost -- $41,633,053**)                                $53,616,236
================================================================================
 *    Non-income producing security.
**    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            7

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities (unaudited)                   May 31, 1998
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost -- $41,633,053)                        $53,616,236
  Cash                                                                   106,691
--------------------------------------------------------------------------------
  Total Assets                                                        53,722,927
--------------------------------------------------------------------------------
LIABILITIES:
  Capital gains distribution payable                                     165,984
  Investment advisory fees payable                                        16,599
  Administration fees payable                                              8,300
  Distribution fees payable                                                1,216
  Accrued expenses                                                        35,398
--------------------------------------------------------------------------------
  Total Liabilities                                                      227,497
--------------------------------------------------------------------------------
Total Net Assets                                                     $53,495,430
================================================================================
NET ASSETS:
  Par value of shares of beneficial interest                         $     6,450
  Capital paid in excess of par value                                 39,305,028
  Undistributed net investment income                                    701,012
  Accumulated net realized gain on security transactions               1,499,757
  Net unrealized appreciation of investments                          11,983,183
                                                                     -----------
Total Net Assets                                                     $53,495,430
================================================================================
Shares Outstanding                                                     6,450,308
--------------------------------------------------------------------------------
Net Asset Value (and redemption price)                               $      8.29
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended May 31, 1998

INVESTMENT INCOME:
  Interest                                                           $ 1,204,000
  Dividends                                                                3,125
--------------------------------------------------------------------------------
  Total Investment Income                                              1,207,125
--------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 2)                                      113,841
  Distribution fees (Note 2)                                              71,150
  Administration fees (Note 2)                                            56,920
  Shareholder and system servicing fees                                   33,436
  Audit and legal                                                         13,240
  Shareholder communications                                              11,354
  Trustees' fees                                                           7,275
  Custody                                                                  2,009
  Other                                                                    2,500
--------------------------------------------------------------------------------
  Total Expenses                                                         311,725
--------------------------------------------------------------------------------
Net Investment Income                                                    895,400
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 3):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                                6,818,637
    Cost of securities sold                                            5,319,099
--------------------------------------------------------------------------------
  Net Realized Gain                                                    1,499,538
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of period                                               13,078,845
    End of period                                                     11,983,183
--------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                             (1,095,662)
--------------------------------------------------------------------------------
Net Gain on Investments                                                  403,876
--------------------------------------------------------------------------------
Increase in Net Assets from Operations                               $ 1,299,276
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            9

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1998 (unaudited) and the Year Ended November 30, 1997

                                                     1998             1997
================================================================================
OPERATIONS:
  Net investment income                         $    895,400    $  1,977,400
  Net realized gain                                1,499,538       7,309,576
  Decrease in net unrealized appreciation         (1,095,662)     (2,098,279)
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations           1,299,276       7,188,697
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                           (2,125,380)             --
  Net realized gains                                (165,984)     (7,551,121)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                 (2,291,364)     (7,551,121)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net asset value of shares issued for
    reinvestment of dividends                      2,077,551       7,366,972
  Cost of shares reacquired                       (6,427,794)    (13,598,864)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                       (4,350,243)     (6,231,892)
--------------------------------------------------------------------------------
Decrease in Net Assets                            (5,342,331)     (6,594,316)

NET ASSETS:
  Beginning of period                             58,837,761      65,432,077
--------------------------------------------------------------------------------
  End of period*                                $ 53,495,430    $ 58,837,761
================================================================================
* Includes undistributed net investment
    income of:                                      $701,012      $1,930,992
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Zeros Plus Emerging Growth Series 2000 ("Fund") is a separate investment fund of the Smith Barney Principal Return Fund ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are not currently offered for sale to new investors. The Trust consists of this Fund and two other funds: Zeros and Appreciation Series 1998 and Security and Growth Fund. The financial statements and financial highlights for the other funds are presented in separate semi-annual reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; U.S. government securities (other than short-term securities) are valued at the quoted bid price in the over-the-counter market; investment in securities for which market quotations are not available are valued at fair value as determined by the Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (e) dividend income is recorded on the ex-dividend date; foreign income dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended,


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            11

--------------------------------------------------------------------------------
 Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser of the Fund. The Fund pays MMC an investment advisory fee calculated at an annual rate of 0.40% of the average daily net assets. MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. These fees are calculated daily and paid monthly.

Pursant to a Distribution Plan, the Fund pays Smith Barney Inc. ("SB"), another subsidiary of SSBH, a service fee calculated at an annual rate of 0.25% of the average daily net assets.

All officers and one Trustee of the Trust are employees of SB.

3. Investments

During the six months ended May 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                                     --
--------------------------------------------------------------------------------
Sales                                                                $ 6,818,637
================================================================================

At May 31, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

===============================================================================
Gross unrealized appreciation                                       $12,031,636
Gross unrealized depreciation                                           (48,453)
-------------------------------------------------------------------------------
Net unrealized appreciation                                         $11,983,183
===============================================================================


--------------------------------------------------------------------------------
12                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Shares of Beneficial Interest

At May 31, 1998, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund, Zeros and Appreciation Series 1998 and Security and Growth Fund each constitutes a sub-trust under the Master Trust Agreement.

Transactions in shares of the Fund were as follows:

                                         Six Months Ended     Year Ended
                                           May 31, 1998     November 30, 1997
================================================================================
Shares issued on reinvestment                  254,914          854,637
Shares redeemed                               (762,155)      (1,476,738)
--------------------------------------------------------------------------------
Net Decrease                                  (507,241)        (622,101)
================================================================================


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            13

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

                                           1998(1)         1997        1996      1995       1994       1993
============================================================================================================
Net Asset Value, Beginning of Period         $8.46        $8.63      $9.28      $8.15      $9.00      $8.16
------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                       0.14         0.28       0.30       0.27       0.27       0.26
  Net realized and unrealized gain (loss)     0.03         0.78      (0.16)      1.48      (0.28)      0.96
------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.17         1.06       0.14       1.75      (0.01)      1.22
------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.31)          --      (0.57)     (0.27)     (0.34)     (0.29)
  Net realized gains                         (0.03)       (1.23)     (0.22)     (0.35)     (0.50)     (0.09)
------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.34)       (1.23)     (0.79)     (0.62)     (0.84)     (0.38)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $8.29        $8.46      $8.63      $9.28      $8.15      $9.00
------------------------------------------------------------------------------------------------------------
Total Return                                  2.03%++     12.28%      1.55%     22.17%     (0.20)%    15.72
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $53          $59        $65        $77        $75        $97
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    1.09%+       1.05%      1.11%      1.17%      1.15%      1.10%
  Net investment income                       3.14+        3.15       3.15       3.12       3.27       3.12
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          0%           0%         0%         6%         1%         0%
------------------------------------------------------------------------------------------------------------
Average commissions per share
  paid on equity transactions(2)             $0.05        $0.06      $0.06      $0.06         --         --
============================================================================================================

(1)   For the six months ended May 31, 1998 (unaudited).

(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
14                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

On February 6, 1998 a special meeting of shareholders of the Trust was held for the purpose of voting on the following matters:

1. To elect Trustees of the Trust; and
2. To approve or disapprove the reclassification, modification and/or elimination of certain fundamental investment policies.

The results of the vote on Proposal 1 were as follows:

                      Shares Voted    Percentage    Shares Voted   Percentage
Name of Trustees           For       Shares Voted      Against    Shares Voted
================================================================================
Paul R. Ades         18,357,855.212     96.992%      569,401.879      3.008%
Herbert Barg         18,324,756.049     96.817       602,501.042      3.183
Dwight B. Crane      18,357,438.225     96.989       569,818.866      3.011
Frank Hubbard        18,355,307.898     96.978       571,949.193      3.022
Jerome Miller        18,357,924.291     96.992       569,332.800      3.008
Ken Miller           18,353,804.176     96.970       573,452.915      3.030
Heath B. McLendon    18,341,693.427     96.906       585,563.664      3.094
================================================================================

Proposal 2 requested that shareholders approve certain modifications to the fundamental policies of the Fund in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Fund. The following chart demonstrates that all proposals were approved by shareholders.

================================================================================
Diversification                                                        Approved
--------------------------------------------------------------------------------
Industry Concentration                                                 Approved
--------------------------------------------------------------------------------
Borrowing                                                              Approved
--------------------------------------------------------------------------------
Lending by the Fund                                                    Approved
--------------------------------------------------------------------------------
Real Estate                                                            Approved
================================================================================

The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of the Fund on all proposals.

    Shares     Percentage     Shares      Percentage                Percentage
     Voted      of Shares      Voted       of Shares     Shares      of Shares
      For         Voted       Against        Voted     Abstaining    Abstained
================================================================================
3,218,804.422    90.053%    87,699.146      2.454%     267,825.908    7.493%
================================================================================


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            15

Smith Barney                            SMITH BARNEY
Principal Return Fund
                                        A Member of TravelersGroup [LOGO]

Trustees

Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller

Allan R. Johnson, Emeritus
John F. White, Emeritus

Officers

Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Richard A. Freeman
Vice President and
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Manager

Mutual Management Corp.

Distributor

Smith Barney Inc.

Custodian

PNC Bank, N.A.

This report is submitted for the general information of the shareholders of Smith Barney Principal Return Fund -- Zeros Plus Emerging Growth Series 2000. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney
Principal Return Fund
388 Greenwich Street
New York, New York 10013

www.smithbarney.com

FD2403 7/98


                             [GRAPHIC OMITTED]

                             Smith Barney Principal
                             Return Fund

                             Security and
                             Growth Fund

                   -----------------------------------------
                             SEMI-ANNUAL REPORT
                   -----------------------------------------
                             May 31, 1998

                      [LOGO] Smith Barney Mutual Funds
                             Investing for your future.
                             Every day(SM).

Smith Barney
Principal
Return Fund

                           [PHOTO OMITTED]            [PHOTO OMITTED]
                           HEATH B. MCLENDON          JOHN G. GOODE
                           Chairman                   Vice President and
                                                      Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Principal Return Fund -- Security & Growth Fund ("Fund") for the period ended May 31, 1998. In this report, we comment on how your Fund has performed as well as our near-term expectations for the financial markets. For your convenience, a detailed summary of the historical performance as well as its current holdings can be found in the appropriate sections that follow.

Performance Update

For the six months ended May 31, 1998, the Fund posted a negative 3.97% total return. The zero coupon bonds held in the Fund appreciated by approximately 4.95%. (Zero coupon bonds are bonds that pay interest only at maturity. These bonds are sold at a discount to their face value, which is determined by the stated interest rate.) The zero coupon bonds represent more than 50% of the Fund's total portfolio and are sufficient to return investors' original capital at maturity, without regard to the value of the stock portion of the portfolio.

The stock and cash component of the Fund fell approximately 12.9%. The closest benchmark to the portfolio of stocks held in the Fund is the Russell 2000 Index. (The Russell 2000 Index is made up of 2,000 smaller-capitalized U.S.-based companies whose common stocks trade on either the New York, American or NASDAQ stock exchanges.) The Index appreciated approximately 6.2% during the six months under review.

The primary factors affecting Fund performance included:

o The bond market remained strong as interest rates declined during the last six months. A number of factors contributed to this. One of the most important factors influencing the markets was the Asian economic crisis, which sent many foreign investors scrambling for investment "safe" havens. U.S. Treasury securities, because of their high quality and liquidity, have been a particular favorite of many global investors. Also helping U.S. interest rates were the generally strong U.S. dollar and the elimination of the U.S. government's deficit. With approximately 50% of Fund assets in zero coupon bonds maturing in 2005, lower interest rates led to higher bond prices in the Fund's portfolio.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                             1

o In recent quarters, stock market performance has become much narrower with a larger percentage of investment dollars finding their way into large-capitalization stocks, especially the mega-capitalization stocks that account for the largest 25 to 50 positions within the S&P 500 Index. The ratio of the Russell 2000 Index divided by the Russell 1000 (an index that represents large-capitalization stocks), shows that smaller company issues, especially smaller company value stocks, have been out of favor since 1994.

o In the previous four years before 1994 just the reverse was true as smaller-sized company value stocks outperformed larger-sized company stocks. We believe that value investing within the small capitalization stock universe should be rewarding during the next three to five years. We anticipate single-digit returns (i.e., 6%-8%) for the S&P 500 during this period with earnings growth, although at a slower rate, being offset by P/E compression. (The S&P 500 Index is a capitalization-weighted measure of 500 widely held common stocks.) P/E expansion explains much of the absolute and relative performance of the S&P 500 since 1994. In our opinion, small-capitalization company value stocks can outperform the S&P 500 by a significant amount in the next few years.

o We believe that the technology, energy and biotechnology sectors offer some of the best values in the market today. However, these segments of the market, especially in the smaller company sector, have been challenging as investment dollars have migrated increasingly to larger companies in recent quarters.

Market Outlook

We believe that it is likely that earnings for the S&P 500 will increase in the 5%-6% range this year and possibly 4% next year which suggests to us that many companies will be experiencing earnings disappointments. Many of the largest U.S. companies are experiencing a decline in their foreign business and the strong U.S. dollar also affects their foreign earnings. Smaller-sized companies often derive a larger percentage of their sales and earnings from domestic operations and their growth prospects, in many cases, could be superior to those for larger companies. In the first quarter of 1998, earnings for the Russell 2000 companies increased roughly 8% compared to about 4% for the companies in the S&P 500 Index.

The value inherent in small-capitalization stocks relative to larger-sized companies is as compelling as at any time in the last 25 years. Consequently, we believe the Russell 2000 index will outperform the Russell 1000 Index by a substantial margin in the next three to five years.


--------------------------------------------------------------------------------
2                                       1998 Semi-Annual Report to Shareholders

Investment Strategy

Generally speaking, we are looking for companies whose growth prospects we believe will be superior in the coming years but whose shares are available at much more attractive valuations. Many S&P 500 companies command P/E ratios that are three times or more the underlying growth rate of earnings. We believe it should be possible, in many instances, to find companies that provide growth rates that are equal to or greater than the P/E necessary to acquire them. We look forward to benefiting from what we believe will be the much-improved performance of smaller capitalization value stocks in the years ahead.

We thank you for your investment in the Smith Barney Principal Return Fund -- Security and Growth Fund.

Sincerely,


/s/ Heath B. McLendon                  /s/ John G. Goode

Heath B. McLendon                      John G. Goode
Chairman                               Vice President and
                                       Investment Officer

July 13, 1998


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                             3

--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                     Net Asset Value
                  ----------------------
                   Beginning     End      Income     Capital Gain      Total
Period Ended       of Period  of Period  Dividends   Distributions   Returns(1)
================================================================================
5/31/98             $10.12     $ 9.36      $0.28        $0.08          (3.97)%+
--------------------------------------------------------------------------------
11/30/97             10.22      10.12       0.03        $1.75          16.42
--------------------------------------------------------------------------------
11/30/96             10.68      10.22       0.62         0.99          11.15
--------------------------------------------------------------------------------
3/30/95* - 11/30/95   9.60      10.68       0.00         0.14          12.70+
================================================================================
Total                                      $0.93        $2.96
================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                                   Without           With
                                               Sales Charge(1)  Sales Charge(2)
================================================================================
Six Months Ended 5/31/98+                           (3.97)%          (7.79)%
--------------------------------------------------------------------------------
Year Ended 5/31/98                                  10.83             6.39
--------------------------------------------------------------------------------
3/30/95* through 5/31/98                            11.20             9.78
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                                   Without
                                                                Sales Charge(1)
================================================================================
3/30/95* through 5/31/98                                            40.05%
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, shares reflect the deduction of the maximum initial sales charge of 4.00%.
+ Total return is not annualized, as it may not be representative of the total return for the year.
*     Commencement of operations.


--------------------------------------------------------------------------------
4                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                   Growth of $10,000 Invested in Shares of the
            Security and Growth Fund vs. Standard & Poor's 500 Index,
 Lehman Brothers Intermediate Term Government Bond Index and Russell 2000 Index+
--------------------------------------------------------------------------------
                             March 1995 -- May 1998

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                                          Lehman Brothers
            Security        Standard      Intermediate
           and Growth      & Poor's 500   Term Government  Russell 2000
             Fund             Index         Bond Index        Index
--------------------------------------------------------------------------------
                              (amounts in dollars)

3/30/95      9,600           10,000           10,000           10,000

5/95        10,170           10,653           10,401           10,398

11/95       10,819           12,237           10,877           11,963

5/96        12,030           13,679           10,873           14,131

11/96       12,026           15,644           11,493           13,938

5/97        12,131           17,706           11,647           15,115

11/97       14,000           20,104           12,214           17,201

5/31/98     13,445           23,133           12,645           18,326

+ Hypothetical illustration of $10,000 invested in shares of the Security and Growth Fund from March 30, 1995 (commencement of operations), assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through May 31, 1998. The Standard & Poor's 500 Index is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the index include reinvestment of dividends. The Lehman Brothers Intermediate Term Government Bond Index is comprised of approximately 1,000 issues of U.S. Government Treasury and Agency Securities. The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies with less than average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. The indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                             5

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                 May 31, 1998
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================
COMMON STOCK -- 46.0%
Business Services -- 1.4%
     150,000  United Road Services, Inc.(a)                        $  2,400,000
--------------------------------------------------------------------------------
Computer Peripheral -- 2.3%
     175,000  Quantum Corp.(a)(b)                                     3,828,125
--------------------------------------------------------------------------------
Computer Software -- 8.0%
     200,000  Adobe Systems, Inc.(a)(b)                               7,987,500
     861,700  Geoworks Corp.(a)                                       3,931,506
     100,000  Macromedia Inc.(a)                                      1,584,375
--------------------------------------------------------------------------------
                                                                     13,503,381
--------------------------------------------------------------------------------
Consumer Products -- 1.1%
     100,000  Global-Tech Appliances Inc.(a)                          1,875,000
--------------------------------------------------------------------------------
Electronics Semiconductor -- 5.5%
     470,000  California Micro Devices Corp.(a)                       2,702,500
     400,000  Cypress Semiconductor Corp.(a)                          3,425,000
     100,000  Peak International Ltd.(a)(b)                           1,606,250
     746,000  SEEQ Technology                                         1,585,250
--------------------------------------------------------------------------------
                                                                      9,319,000
--------------------------------------------------------------------------------
Forest Products -- 1.2%
     980,200  Asia Pacific Resource International
                Holding Ltd., Class A Shares(a)                       2,021,663
--------------------------------------------------------------------------------
Manufacturing-Special -- 2.4%
     150,000  Optical Coating Laboratory Inc.                         2,550,000
   2,727,272  Power Spectra Inc.(a)(c)                                1,145,454
   2,000,000  Power Spectra Inc.(a)(d)(e)                               420,000
--------------------------------------------------------------------------------
                                                                      4,115,454
--------------------------------------------------------------------------------
Medical Biotechnology -- 5.8%
     450,000  Alteon Corp.(a)                                         1,715,625
     181,500  Aphton Corp.(a)(f)                                      2,364,531
     100,000  Neurex Corp.(a)                                         2,806,250
     350,000  Onyx Pharmaceuticals Inc.(a)                            2,800,000
--------------------------------------------------------------------------------
                                                                      9,686,406
--------------------------------------------------------------------------------
Medical Products & Supplies -- 1.4%
     965,000  Metra Biosystems, Inc.(a)                               2,352,188
--------------------------------------------------------------------------------
Metals-Diversified -- 6.1%
     200,000  Alyn Corp.(a)                                           1,600,000
     150,000  Commonwealth Industries Inc.                            2,193,750
     300,000  RMI Titanium Co.(a)(b)                                  6,431,250
--------------------------------------------------------------------------------
                                                                     10,225,000
--------------------------------------------------------------------------------
Office Equipment & Supplies -- 2.0%
     200,000  Danka Business Systems PLC(b)                           3,375,000
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1998
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================
Oil & Gas -- 1.6%
   2,500,000  Abacan Resource Corp.(a)                             $    937,500
      75,000  Nabors Industries, Inc.(a)                              1,767,187
--------------------------------------------------------------------------------
                                                                      2,704,687
--------------------------------------------------------------------------------
Paper -- 2.0%
     100,000  Schweitzer Mauduit International Inc.                   3,306,250
--------------------------------------------------------------------------------
Restaurant -- 5.1%
     250,000  Lone Star Steakhouse & Saloon, Inc.(a)                  4,218,750
     675,000  Taco Cabana Inc., Class A Shares(a)                     4,303,125
--------------------------------------------------------------------------------
                                                                      8,521,875
--------------------------------------------------------------------------------
Telecommunications -- 0.1%
       6,500  CellNet Data Systems(a)                                   158,438
--------------------------------------------------------------------------------
              TOTAL COMMON STOCK
              (Cost -- $94,163,445)                                $ 77,392,467
================================================================================
FOREIGN STOCK -- 0.9% 220,000 Canadian Fracmaster Ltd.
              (Cost -- $1,590,357)                                    1,436,426
================================================================================
      FACE
     AMOUNT                         SECURITY                             VALUE
================================================================================

U.S. TREASURY STRIPS -- 52.6%
$132,000,000  U.S. Treasury Strips, zero coupon due 8/15/05
              (Cost -- $78,372,804)                                  88,413,600
================================================================================
REPURCHASE AGREEMENT -- 0.5%
     785,000  Chase Manhattan Bank, 5.50% due 6/1/98; Proceeds
              at maturity -- $785,360; (Fully collateralized by
              U.S. TreasuryNotes, 5.50% due 1/31/03; Market
              value -- $800,701)(Cost -- $785,000)                      785,000
================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost -- $174,911,606*)                              $168,027,493
================================================================================

(a)   Non-income producing security.
(b)   A portion of this security is on loan (See Note 7).
(c) Security issued 2,727,272 warrants which are exercisable under certain conditions and have a current value of $0 and a cost of $0.
(d)   Security is valued by the Fund's Board of Trustees (See Note 6).
(e) Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f) Security issued with 125,000 warrants which are exercisable under certain conditions and have a current value of $39,062 and a cost of $0.
*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                             7

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                     May 31, 1998
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost -- $174,911,606)                   $168,027,493
   Cash                                                                 50,112
   Dividends and interest receivable                                    18,222
   Collateral for securities loaned (Note 7)                        19,336,500
--------------------------------------------------------------------------------
   Total Assets                                                    187,432,327
--------------------------------------------------------------------------------

LIABILITIES:
   Payable for securities loaned (Note 7)                           19,336,500
   Capital gains distribution payable                                1,371,883
   Distribution fees payable                                           198,058
   Management fees payable                                              72,623
   Payable for Fund shares sold                                          3,531
   Accrued expenses                                                     86,746
--------------------------------------------------------------------------------
   Total Liabilities                                                21,069,341
--------------------------------------------------------------------------------
Total Net Assets                                                  $166,362,986
================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                     $     17,765
   Capital paid in excess of par value                             154,359,343
   Undistributed net investment income                               1,852,800
   Accumulated net realized gain from security transactions and
     options                                                        17,017,191
   Net unrealized depreciation of investments                       (6,884,113)
--------------------------------------------------------------------------------
Total Net Assets                                                  $166,362,986
================================================================================
Shares Outstanding                                                  17,764,730
--------------------------------------------------------------------------------
Net Asset Value (and redemption price)                                   $9.36
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1998

INVESTMENT INCOME:
   Interest                                                       $  3,228,421
   Dividends                                                            85,360
--------------------------------------------------------------------------------
   Total Investment Income                                           3,313,781
--------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 2)                                            468,217
   Distribution fees (Note 2)                                          234,109
   Shareholder and system servicing fees                               108,348
   Shareholder communications                                           16,033
   Audit and legal                                                      11,289
   Trustees' fees                                                       11,116
   Custody                                                               5,444
   Other                                                                 1,616
--------------------------------------------------------------------------------
   Total Expenses                                                      856,172
--------------------------------------------------------------------------------
Net Investment Income                                                2,457,609
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND OPTIONS (NOTE 3):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                            50,300,478
     Cost of securities sold                                        33,284,175
--------------------------------------------------------------------------------
   Net Realized Gain                                                17,016,303
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation (Depreciation)
   of Investments:
     Beginning of period                                            19,629,221
     End of period                                                  (6,884,113)
--------------------------------------------------------------------------------
   Decrease in Net Unrealized Appreciation                         (26,513,334)
--------------------------------------------------------------------------------
Net Loss on Investments and Options                                 (9,497,031)
--------------------------------------------------------------------------------
Decrease in Net Assets From Operations                            $ (7,039,422)
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                             9

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1998 (unaudited) and the Year Ended November 30, 1997

                                                         1998          1997
================================================================================
OPERATIONS:
  Net investment income                            $  2,457,609   $  5,624,831
  Net realized gain                                  17,016,303     29,915,321
  Decrease in net unrealized appreciation           (26,513,334)    (4,335,441)
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations  (7,039,422)    31,204,711
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                              (5,552,181)      (497,465)
  Net realized gains                                 (1,371,883)   (30,380,974)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                    (6,924,064)   (30,878,439)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net asset value of shares issued
    for reinvestment of dividends                     5,425,816     30,210,679
  Cost of shares reacquired                         (29,457,780)   (70,185,118)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                         (24,031,964)   (39,974,439)
--------------------------------------------------------------------------------
Decrease in Net Assets                              (37,995,450)   (39,648,167)

NET ASSETS:
  Beginning of period                               204,358,436    244,006,603
--------------------------------------------------------------------------------
  End of period*                                   $166,362,986   $204,358,436
================================================================================
* Includes undistributed net investment income of: $  1,852,800   $  4,947,372
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Security and Growth Fund ("Fund") is a separate investment fund of the Smith Barney Principal Return Fund ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are not currently offered for sale to new investors. The Trust consists of this Fund and two other funds: the Zeros and Appreciation Series 1998 and the Zeros Plus Emerging Growth Series 2000. The financial statements and financial highlights for the other funds are presented in separate semi-annual reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; U.S. government securities are valued at the quoted bid price in the over-the-counter market; investment in securities for which market quotations are not available are valued at fair value as determined by the Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            11

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), through its Davis Skaggs Investment Management division, acts as investment manager of the Fund. The Fund pays MMC a management fee calculated at an annual rate of 0.50% of the average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Trust shares.

Pursuant to a Distribution Plan, the Fund pays SB a service fee calculated at an annual rate of 0.25% of the average daily net assets.

All officers and one Trustee of the Trust are employees of SB.

3. Investments

During the six months ended May 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                       $  29,122,540
--------------------------------------------------------------------------------
Sales                                                              50,300,478
================================================================================

At May 31, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                   $  18,210,877
Gross unrealized depreciation                                     (25,094,990)
--------------------------------------------------------------------------------
Net unrealized depreciation                                     $  (6,884,113)
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


--------------------------------------------------------------------------------
12                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

5. Option Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, they will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At May 31, 1998, the Fund held no purchased call or put options.

When the Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended May 31, 1998, the Fund did not write any call or put options.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            13

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

6. Security Valued by the Fund's Board of Directors

The following security held by the Fund on May 31, 1998, is illiquid and valued at fair value in good faith by, or under the direction of, the Fund's Board of Trustees taking into consideration the appropriate economic, financial and other pertinent available information pertaining to this security.

                                          Value             Percentage
                     Acquisition            Per    Fair     of Total
Security                 Date    Shares    Unit    Value    Net Assets     Cost
================================================================================
Power Spectra Inc.     4/10/97  2,000,000  $0.21  $420,000    0.25%     $500,000
================================================================================

7. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government, securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At May 31, 1998, the Fund loaned common stocks having a value of $18,376,489 and holds the following collateral for loaned securities.

Security Description                                                   Value
================================================================================
Euro Time Deposits:
  Banco Bilboa Vizcaya, 5.719% due 6/1/98                          $ 3,552,349
  Banque of Paribas, 5.719% due 6/1/98                               4,224,415
  Societe Generale, 5.719% due 6/1/98                                3,552,349
  Svenka, 5.656% due 6/1/98                                          3,552,349
  Westdeutsche Landesbank, 5.656% due 6/1/98                         3,552,349

Repurchase Agreement:
  Merrill Lynch, 5.600% due 6/1/98                                     902,689
--------------------------------------------------------------------------------
Total                                                              $19,336,500
================================================================================


--------------------------------------------------------------------------------
14                                     1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

8. Shares of Beneficial Interest

At May 31, 1998, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund, the Zeros and Appreciation Series 1998 and the Zeros Plus Emerging Growth Series 2000 each constitute a sub-trust under the Master Trust Agreement.

Transactions in shares of the Fund were as follows:

                                   Six Months Ended             Year Ended
                                     May 31, 1998            November 30, 1997
================================================================================
Shares issued on reinvestment          2,947,383                  577,828
Shares redeemed                       (6,617,924)              (3,010,947)
--------------------------------------------------------------------------------
Net Decrease                          (3,670,541)              (2,433,119)
================================================================================

9. Affiliate Transaction

At May 31, 1998, the Fund owns approximately 25% of Power Spectra, Inc., which represents less than 1% of the Fund's total net assets. Therefore, under the Investment Company Act of 1940, Power Spectra would be considered an affiliate of the Fund.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            15

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

                                   1998(1)       1997        1996      1995(2)
================================================================================
Net Asset Value,
Beginning of Period                $10.12      $10.22      $10.68       $9.60
--------------------------------------------------------------------------------
Income From Operations:
  Net investment income              0.14        0.28        0.33        0.28
  Net realized and
    unrealized gain (loss)          (0.54)       1.40        0.82        0.94
--------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                        (0.40)       1.68        1.15        1.22
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income             (0.28)      (0.03)      (0.62)         --
  Net realized gains                (0.08)      (1.75)      (0.99)      (0.14)
--------------------------------------------------------------------------------
Total Distributions                 (0.36)      (1.78)      (1.61)      (0.14)
--------------------------------------------------------------------------------
Net Asset Value,
  End of Period                     $9.36      $10.12      $10.22      $10.68
--------------------------------------------------------------------------------
Total Return                        (3.97)%++   16.42%      11.15%      12.70%++
--------------------------------------------------------------------------------
Net Assets, End
  of Period (000s)               $166,363    $204,358    $244,007    $309,822
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                           0.91%+      0.92%       0.99%       1.02%+
  Net investment income              2.62+       2.62        2.88        4.07+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                16%         20%         43%         26%
--------------------------------------------------------------------------------
Average commissions per share
  paid on equity transactions       $0.06       $0.04       $0.05       $0.06
================================================================================

(1)   For the six months ended May 31, 1998 (unaudited).
(2) For the period from March 30, 1995 (commencement of operations) to November 30, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
16                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

On February 6, 1998, a special meeting of the shareholders of the Trust was held to elect Trustees of the Trust.

The results of the vote were as follows:

                      Shares Voted   Percentage     Shares Voted     Percentage
Name of Trustees          For       Shares Voted       Against      Shares Voted
================================================================================
Paul R. Ades         18,357,855.212    96.992%       569,401.879      3.008%
Herbert Barg         18,324,756.049    96.817        602,501.042      3.183
Dwight B. Crane      18,357,438.225    96.989        569,818.866      3.011
Frank Hubbard        18,355,307.898    96.978        571,949.193      3.022
Jerome Miller        18,357,924.291    96.992        569,332.800      3.008
Ken Miller           18,353,804.176    96.970        573,452.915      3.030
Heath B. McLendon    18,341,693.427    96.906        585,563.664      3.094
================================================================================

On February 20, 1998, a special meeting of the shareholders of the Fund was held to approve certain modifications to the fundamental policies of the Fund in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Fund. The following chart demonstrates that all proposals were approved by shareholders.

================================================================================
Diversification                                                     Approved
--------------------------------------------------------------------------------
Industry Concentration                                              Approved
--------------------------------------------------------------------------------
Borrowing                                                           Approved
--------------------------------------------------------------------------------
Lending by the Fund                                                 Approved
--------------------------------------------------------------------------------
Real Estate                                                         Approved
================================================================================

The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of the Fund on all proposals.

   Shares       Percentage     Shares      Percentage                Percentage
   Voted        of Shares      Voted       of Shares      Shares      of Shares
    For           Voted       Against       Voted      Abstaining    Abstained
================================================================================
9,139,834.665    89.937%    200,285.147     1.970%     822,405.817     8.093%
================================================================================


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            17

Smith Barney
Principal
Return Fund

SMITH BARNEY
A Member of TravelersGroup[LOGO]

Trustees

Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller

Allan R. Johnson, Emeritus
John F. White, Emeritus


Officers

Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

John G. Goode
Vice President and
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


Investment Manager

Mutual Management Corp.


Distributor

Smith Barney Inc.


Custodian

PNC Bank, N.A.


This report is submitted for the general information of the shareholders of Smith Barney Principal Return Fund -- Security and Growth Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney
Principal Return Fund
388 Greenwich Street
New York, New York 10013

www.smithbarney.com

FD0951 7/98